UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund:  BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

              New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 142.2%

New York — 141.9%
Corporate — 2.8%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$820	$867,478
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	1,125	1,278,056
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,445	10,155,873

		12,301,407

County/City/Special District/School District — 20.5%
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	530,768
Fiscal 2014, Series E, 5.00%, 08/01/32	2,000	2,207,400
Series E, 5.50%, 08/01/25	2,710	3,087,069
Series E, 5.00%, 08/01/30	2,000	2,192,100
City of New York, GO:
Series A-1, 5.00%, 08/01/35	2,350	2,498,238
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,462,574
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	945	1,044,301
Sub-Series F-1, 5.00%, 04/01/43	4,550	5,084,989
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM)(a):
0.00%, 11/15/55	2,485	487,010
0.00%, 11/15/56	3,765	703,415
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,150	6,802,269
5.00%, 11/15/45	12,215	13,470,702
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,380	596,146
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	800	802,512
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	3,500	3,508,435
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,150	6,164,514

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT (continued):
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	$2,200	$2,203,498
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,500	9,548,355
County of Nassau New York, GO, Series A, 5.00%, 01/15/31	1,400	1,593,802
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	1,980	2,271,733
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 02/15/42	4,275	4,744,395
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(a):
0.00%, 11/15/42	2,185	756,250
0.00%, 11/15/47	5,600	1,526,952
0.00%, 11/15/48	2,665	692,714
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,710	1,823,185
4, 5.00%, 11/15/44	4,000	4,236,760
7 Class 1, 4.00%, 09/15/35	885	914,382
7 Class 2, 5.00%, 09/15/43	3,430	3,655,934
5.75%, 11/15/51	1,755	1,916,583

		89,526,985

Education — 24.7%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	272,793
5.00%, 12/01/32	100	108,438
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	4,975	5,215,989
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	450	492,395
Manhattan College Project, 4.00%, 08/01/42	525	522,590
Manhattan College Project, 5.00%, 08/01/47	505	552,450

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	$110	$110,524
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	1,775	1,971,350
American Museum of Natural History, 5.00%, 07/01/41	750	831,337
Carnegie Hall, 4.75%, 12/01/39	3,150	3,216,811
Wildlife Conservation Society, 5.00%, 08/01/42	2,840	3,096,736
City of New York Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/39	1,850	1,898,507
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,535	5,757,784
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	1,000	1,072,120
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	1,685	1,955,341
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,066,150
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	570	638,052
5.00%, 07/01/48	855	952,667
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	985	1,100,570
4.00%, 07/01/46	1,865	1,886,578
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	685	758,000
5.00%, 07/01/43	2,480	2,733,456

Security	Par (000)	Value
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(b)	$1,240	$1,398,956
4.00%, 07/01/39	350	354,235
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,221,056
5.00%, 12/01/36	1,100	1,178,463
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	715	742,921
5.00%, 07/01/42	445	460,121
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	300	327,384
5.38%, 09/01/41	125	133,361
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	700	746,151
5.50%, 01/01/21	500	535,495
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	500	520,280
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 07/01/39	750	811,245
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,905,741
Fordham University, Series A, 5.00%, 07/01/21(b)	175	188,477
Fordham University, Series A, 5.50%, 07/01/21(b)	1,375	1,498,076
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	1,465	1,638,471
New School (AGM), 5.50%, 07/01/20(b)	3,265	3,445,946
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	1,000	1,018,860
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	3,500	4,404,820

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB (continued):
New York University, Series B, 5.00%, 07/01/19(b)	$400	$407,376
New York University, Series B, 5.00%, 07/01/42	3,000	3,243,150
Siena College, 5.13%, 07/01/19(b)	1,345	1,370,757
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	750	781,845
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	1,500	1,558,950
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,592,550
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	1,000	1,086,900
Barnard College, Series A, 5.00%, 07/01/34	900	1,011,231
Barnard College, Series A, 4.00%, 07/01/37	510	520,338
Barnard College, Series A, 5.00%, 07/01/43	1,500	1,657,050
Cornell University, Series A, 5.00%, 07/01/40	1,000	1,040,090
Fordham University, 5.00%, 07/01/44	1,900	2,050,157
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,030	1,138,480
New York University, Series A, 5.00%, 07/01/31	3,000	3,267,780
New York University, Series A, 5.00%, 07/01/37	4,180	4,530,702
Pratt Institute, 5.00%, 07/01/46	800	873,104
Rochester Institute of Technology, 4.00%, 07/01/31	1,300	1,351,792
Rochester Institute of Technology, 5.00%, 07/01/42	750	804,952
St. John’s University, Series A, 5.00%, 07/01/37	2,005	2,216,167
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	4,755	5,327,835
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	6,435	7,207,264

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	$1,490	$1,600,215
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	1,540	1,706,197
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	500	561,160
State University Dormitory Facilities, Series B, 5.00%, 07/01/33	860	961,927
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,030	1,133,948

		107,742,614

Health — 10.2%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,800	1,857,726
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 04/01/34	500	527,955
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	4,950	4,968,216
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	486,480
5.00%, 12/01/46	800	861,968
Series A, 5.00%, 12/01/37	1,180	1,259,579
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,925	6,330,507
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	460	493,428
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,412,347

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 03/15/19(b)	$2,250	$2,270,925
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	2,680	2,838,870
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,800	1,913,652
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	1,825	1,853,142
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,034,200
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	685	708,427
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,452,296
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	2,000	2,142,300
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	7,375	7,942,949
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	2,645	2,928,253

		44,283,220

Housing — 5.6%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	6,505	7,065,276
5.00%, 07/01/33	1,375	1,474,082
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	1,075	1,104,466
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43(c)	3,630	3,691,057

Security	Par (000)	Value
Housing (continued)
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	$2,000	$2,004,880
State of New York HFA, RB, M/F:
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	845	851,447
Green Bonds, Series H, 4.15%, 11/01/43	1,375	1,393,494
Green Bonds, Series H, 4.20%, 11/01/48	905	913,923
St. Philip’s Housing, Series A, Housing, AMT, 4.65%, 11/15/38	1,000	1,000,420
State of New York Mortgage Agency, Refunding RB
Series 190, 3.80%, 10/01/40	2,880	2,821,219
S/F, Series 213, 4.20%, 10/01/43	1,910	1,936,663

		24,256,927

State — 21.9%
City of New York Transitional Finance Authority, BARB, Sub-Series B-1:
Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/33	3,000	3,012,990
Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/39	1,250	1,255,413
Series S-3, 5.25%, 07/15/36	1,600	1,862,352
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	4,540	4,619,722
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	950	1,040,184
Fiscal 2014, 5.00%, 11/01/36	1,690	1,862,870
Fiscal 2016, 5.00%, 11/01/38	1,455	1,618,047
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	860	970,175
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	2,790	2,814,301
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	2,730	3,044,987
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	2,510	2,782,611
Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	8,825	9,815,694
Series A-2, 5.00%, 08/01/38	3,440	3,866,147

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
City of New York Transitional Finance Authority Future Tax Secured, RB (continued):
5.00%, 11/01/35	$2,100	$2,319,219
City of New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,291,091
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	2,500	2,575,500
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	4,000	4,454,680
Green Bond, Series A1, 5.00%, 11/15/37	1,500	1,655,205
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	2,070	2,194,221
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	2,725	3,053,935
General Purpose, Series A, 5.00%, 02/15/36	4,500	4,909,815
General Purpose, Series B, 5.00%, 03/15/37	3,000	3,213,150
General Purpose, Series B, 5.00%, 03/15/42	4,600	4,911,926
Group C, Sales Tax, Series A, 5.00%, 03/15/41	7,125	7,935,967
Master BOCES Program Lease (AGC), 5.00%, 08/15/19(b)	250	255,635
Series A, 5.00%, 03/15/36	1,180	1,328,680
Series A, 5.00%, 02/15/42	7,500	8,301,000
Series B, 5.00%, 03/15/37	1,500	1,671,075
State Personal Income Tax, Series A, 5.00%, 02/15/43	495	538,847
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	2,800	3,162,516
Series C, 5.00%, 03/15/38	1,000	1,133,190

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	$2,000	$2,191,480

		95,662,625
Tobacco — 2.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	400	418,032
Series A-2B, 5.00%, 06/01/51	765	771,173
Series B, 5.00%, 06/01/45	1,500	1,541,475
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	1,875	1,808,325
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,495	1,570,692
5.25%, 05/15/40	1,500	1,563,330
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	2,440	2,234,357

		9,907,384
Transportation — 37.6%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	750	825,195
Toll Bridge System, 5.00%, 01/01/42	545	602,056
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	2,285	2,549,717
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	3,899,945
Series A, 5.00%, 11/15/21(b)	1,000	1,086,930
Series A, 5.00%, 05/15/23(b)	3,000	3,378,390
Series A-1, 5.25%, 11/15/23(b)	1,620	1,860,214
Series A-1, 5.25%, 11/15/23(b)	1,620	1,860,214
Series B, 5.25%, 11/15/44	1,000	1,101,190
Series D, 5.25%, 11/15/21(b)	440	481,386
Series E, 5.00%, 11/15/38	8,750	9,378,250
Series E, 5.00%, 11/15/43	1,000	1,069,920
Sub-Series B, 5.00%, 11/15/23(b)	1,000	1,136,590

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	$2,500	$2,630,625
Green Bonds, Series A-1, 5.25%, 11/15/56	1,830	1,984,617
Green Bonds, Series A-1, 5.25%, 11/15/57	1,505	1,644,333
Series C-1, 5.00%, 11/15/36	1,845	2,028,799
Series D, 5.25%, 11/15/21(b)	1,560	1,706,734
Series D, 5.00%, 11/15/30	885	950,410
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,360	2,601,971
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,722,698
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,438,400
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,805	1,898,030
5.00%, 07/01/46	12,525	13,132,212
5.25%, 01/01/50	965	1,021,752
(AGM), 4.00%, 07/01/41	1,250	1,238,400
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	355	360,890
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,605,875
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,513,335
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	16,205	16,808,636
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,088,690
179th Series, 5.00%, 12/01/38	1,390	1,532,211

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued):
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	$285	$285,419
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	808,950
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	1,400	1,551,690
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,617,820
Consolidated, 211th Series, 4.00%, 09/01/43	5,000	5,080,550
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	1,770	1,937,389
5.25%, 01/01/56	1,080	1,180,526
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/37	3,770	3,988,698
General, Series I, 5.00%, 01/01/42	4,270	4,494,559
General, Series J, 5.00%, 01/01/41	5,000	5,398,950
General, Series K, 5.00%, 01/01/29	1,750	1,966,790
General, Series K, 5.00%, 01/01/31	1,000	1,116,180
Series L, 5.00%, 01/01/33	410	468,761
Series L, 5.00%, 01/01/34	710	808,150
Series L, 5.00%, 01/01/35	810	918,572
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,051,465
5.00%, 11/15/45	820	914,521
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	7,670	4,618,644
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,093,010
General, Series A, 5.00%, 11/15/41	5,000	5,539,700
General, Series A, 5.25%, 11/15/45	1,280	1,454,093
General, Series A, 5.00%, 11/15/50	3,000	3,312,270
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	870	999,299
Series B, 5.00%, 11/15/38	8,225	9,261,268

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
Sub-Series A, 5.00%, 11/15/29	$875	$967,295

		163,973,184
Utilities — 16.3%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,773,659
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	2,250	2,485,552
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,561,470
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,040,980
Fiscal 2011, Series GG, 5.00%, 06/15/21(b)	2,070	2,224,070
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	2,000	2,262,100
Series EE, 5.00%, 06/15/40	4,290	4,830,497
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,065	1,169,455
Long Island Power Authority, RB:
5.00%, 09/01/37	3,175	3,590,290
5.00%, 09/01/35	1,000	1,138,810
General, 5.00%, 09/01/47	905	997,111
General, 5.00%, 09/01/36	825	925,386
General, Electric Systems, 5.00%, 09/01/42	280	309,383
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	2,375	2,543,981
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 09/01/41	475	522,928
Electric System, Series B, 5.00%, 09/01/46	625	685,400

Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, Refunding RB (continued):
Electric Systems, Series A (AGC), 5.75%, 04/01/19(b)	$1,000	$1,012,940
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	1,500	1,525,845
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	3,170	3,516,925
Subordinated SRF Bonds, 5.00%, 06/15/48	1,120	1,265,802
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	3,200	3,402,272
Series A, 5.00%, 06/15/40	1,545	1,721,192
Series A, 5.00%, 06/15/45	7,935	8,810,151
Subordinated SRF Bonds, 4.00%, 06/15/46	1,000	1,020,870
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,775,074
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	15,490	16,911,362

		71,023,505

Total Municipal Bonds in New York		618,677,851

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20 (b)	1,175	1,238,697

Total Municipal Bonds — 142.2% (Cost — $600,873,240)		619,916,548

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 25.5%
County/City/Special District/School District — 5.7%
City of New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(b)(e)	636	641,050
Sub-Series C-3 (AGC), 5.75%, 08/15/28(e)	9,364	9,438,350
Sub-Series I-1, 5.00%, 03/01/36	2,500	2,760,838

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	$2,500	$2,823,112
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e)
5.75%, 02/15/21(b)	3,714	3,996,145
5.75%, 02/15/47	2,285	2,458,307
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,805,576

		24,923,378
Education — 2.8%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,178,281
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A:
5.25%, 07/01/19(b)	5,000	5,099,800
5.00%, 07/01/35	4,448	4,731,532

		12,009,613
State — 7.6%
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,752,042
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,319,499
4.00%, 10/15/32	6,000	6,360,030
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(b)	5,000	5,055,525
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,328,890
General Purpose, Series C, 5.00%, 03/15/41	2,500	2,637,262
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	4,500	5,143,522

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	$1,471	$1,617,853

		33,214,623
Transportation — 5.4%
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	3,405	3,801,751
Consolidated, Series 169th, 5.00%, 10/15/25	8,005	8,549,513
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	10,000	11,037,750

		23,389,014
Utilities — 4.0%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	7,151	7,599,051
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,400	2,439,232
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(e)	1,151	1,294,955
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	3,000	3,399,555
Series B, 4.00%, 12/15/35	2,600	2,726,815

		17,459,608

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.5% (Cost — $109,866,874)		110,996,236

Total Long-Term Investments — 167.7% (Cost — $710,740,114)		730,912,784

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.51%(f)(g)	1	$1

Total Short-Term Securities — 0.0% (Cost — $1)		1

Security	Value

Total Investments — 167.7% (Cost — $710,740,115)	$730,912,785
Other Assets Less Liabilities — 1.3%	5,783,320
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.2)%	(57,558,294)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (55.8)%	(243,251,133)

Net Assets Applicable to Common Shares — 100.0%	$435,886,678

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the. Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2025, is $9,082,326.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended November 30, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	1	1	$1	$4,233	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,683,498	(2,683,498)	—	—	4,507	49	(49)

				$1	$8,740	$49	$(49)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	69	03/20/19	$8,242	$(18,290)
Long U.S. Treasury Bond	162	03/20/19	22,665	(97,056)
5-Year U.S. Treasury Note	63	03/29/19	7,117	(8,330)

				$(123,676)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviations (continued)

BOCES — Board of Cooperative Educational Services

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$730,912,784	$—	$730,912,784
Short-Term Securities	1	—	—	1

	$1	$730,912,784	$—	$730,912,785

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(123,676)	$—	$—	$(123,676)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(57,386,429)	$—	$(57,386,429)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(300,986,429)	$—	$(300,986,429)

During the period ended November 30, 2018, there were no transfers between levels.

11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 18, 2019